PENSION AND OTHER POSTEMPLOYMENT BENEFITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used to Determine Net Periodic Benefit Cost

	Pension			OPEB
Actuarial Assumptions	2025	2024	2023 (2)	2025	2024	2023 (2)
Assumptions Related to Benefit Obligations:
Discount rate	5.59%	5.72%	5.05%	5.37%	5.60%	4.97%
Rate of compensation increase	4.30%	4.30%	4.30%	N/A	N/A	N/A
Cash balance weighted average interest crediting rate	4.64%	4.37%	4.94%	N/A	N/A	N/A

Assumptions Related to Benefit Costs: (1)
Effective rate for interest on benefit obligations	5.41%	4.92%	5.10% / 4.80%	5.28%	4.88%	5.06%
Effective rate for service costs	5.89%	5.17%	5.34% / 5.11%	5.98%	5.23%	5.41%
Effective rate for interest on service costs	5.66%	5.05%	5.22% / 4.94%	5.88%	5.16%	5.33%
Expected return on plan assets	8.50%	8.00%	8.00%	7.00%	7.00%	7.00%
Rate of compensation increase	4.30%	4.30%	4.30%	N/A	N/A	N/A

Assumed Health Care Cost Trend Rates:
Health care cost trend rate assumed (pre/post-Medicare)	N/A	N/A	N/A	6.50%–5.80%	7.00%–6.00%	7.00%–6.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend rate)	N/A	N/A	N/A	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	N/A	N/A	N/A	2036	2035	2033

(1)	Excludes impact of pension and OPEB mark-to-market adjustments.
(2)	As a result of the interim plan remeasurement during 2023, different rates were in effect from January 1, 2023, through April 30, 2023 compared to May 1, 2023 through December 31, 2023.

Schedule of Fair Value of Plan Assets Explanatory

FirstEnergy Pension and OPEB Returns	2025	2024	2023
Actual gains or (losses) on plan assets—$ millions	$880	$3	$751
Actual gains or (losses) on plan assets—%	15.4%	0.7%	11.2%
Expected return on plan assets—$ millions	$499	$565	$601
Expected return on plan a ss ets—%	8.50% for pension 7.00% for OPEB	8.00% for pension 7.00% for OPEB	8.00% for pension 7.00% for OPEB

Schedule of Components of Net Periodic Benefit Costs
The components of FirstEnergy’s net periodic benefit costs (credits) for pension and OPEB were as follows:

FirstEnergy Components of Net Periodic Benefit Costs (Credits)	Pension		OPEB
For the Three Months Ended March 31,	2026	2025	2026	2025
	(In millions)
Service costs	$33	$33	$1	$1
Interest costs	87	93	4	5
Expected return on plan assets	(115)	(115)	(10)	(10)

Net periodic benefit costs (credits)	$5	$11	$(5)	$(4)

Net periodic benefit credits, net of amounts capitalized	$(14)	$(6)	$(6)	$(4)

JCP&L
JCP&L recognizes its allocated portion of the expected cost of providing pension and OPEB to employees and their beneficiaries and covered dependents from the time employees are hired until they become eligible to receive those benefits. JCP&L also recognizes its allocated portion of obligations to former or inactive employees after employment, but before retirement, for disability-related benefits.
JCP&L’s net periodic benefit costs (credits) for pension and OPEB were as follows:

JCP&L Net Periodic Benefit Costs (Credits)	Pension		OPEB
For the Three Months Ended March 31,	2026	2025	2026	2025
	(In millions)
JCP&L’s share of net periodic benefit credits (1)	$(2)	$(1)	$(4)	$(4)
Allocated net periodic benefit costs from affiliates (1)(2)	$2	$2	$—	$—

(1)	Includes amounts capitalized.
(2)
In addition to the net periodic benefit costs for its current and former employees and retirees, JCP&L is also allocated pension and OPEB net periodic benefit costs and credits from its affiliates, primarily FESC.

FirstEnergy Components of Net Periodic Benefit Costs (Credits) for the Years Ended December 31,	Pension			OPEB
	2025	2024	2023	2025	2024	2023
	(In millions)
Service cost (1)	$131	$140	$139	$2	$3	$2
Interest cost	374	398	428	20	20	21
Expected return on plan assets	(461)	(530)	(570)	(38)	(35)	(31)
Amortization of prior service costs (credits)	1	2	2	(1)	(1)	(8)
Special termination benefits (2)	—	—	21	—	—	8
Pension & OPEB mark-to-market adjustments	(231)	66	108	(22)	(44)	(30)

Net periodic benefit costs (credits)	$(186)	$76	$128	$(39)	$(57)	$(38)

(1)	Includes amounts capitalized.
(2)	Related to benefits provided in connection with the PEER.
JCP&L’s net periodic benefit costs (credits) for pension and OPEB were as follows:

	Pension			OPEB
For the Years Ended December 31,	2025	2024	2023	2025	2024	2023
	(In millions)
JCP&L’s share of net periodic benefit credits (1)(2)	$(37)	$(12)	$10	$(28)	$(27)	$(29)
Allocated net periodic benefit costs from affiliates (1)(3)	$(1)	$6	$40	$1	$—	$1

(1)	Includes amounts capitalized.
(2)	Includes JCP&L’s pension and OPEB mark-to-market adjustment gain (loss) of $45 million, $22 million and $2 million for the years ended December 31, 2025, 2024 and 2023, respectively.
(3)
Included in these net periodic benefit costs/(credits) from its affiliates are $10 million, $2 million and $(31) million of mark-to-market
adjustment gain (loss), for the years ended December 31, 2025, 2024 and 2023, respectively.

Summary of Plan Status	Pension		OPEB
As of December 31, (in millions)	2025	2024	2025	2024
JCP&L’s share of FirstEnergy funded status (2)	$(29)	$(67)	$243	$215

(1)	OPEB amounts include a $7 million contribution from JCP&L in 2024.
(2)
Excludes $492 million and $502 million as of December 31, 2025 and 2024, respectively, of affiliated noncurrent liabilities included within “Other” noncurrent liabilities on JCP&L’s Balance Sheets related to pension and OPEB mark-to-market
costs allocated to JCP&L and amounts associated with a reallocation of OPEB assets among certain FirstEnergy companies in 2022.

Schedule of Obligations and Funded Status

FirstEnergy	Pension		OPEB
Obligations/Funded Status — Qualified and Non-Qualified Plans	2025	2024	2025	2024
	(In millions)
Change in benefit obligation:
Benefit obligation as of January 1	$7,824	$8,363	$407	$441
Service cost	131	140	2	3
Interest cost	374	398	20	20
Plan participants’ contributions	—	—	3	4
Medicare retiree drug subsidy	—	—	—	1
Lift-out transaction	(652)	—	—	—
Actuarial loss (gain)	129	(526)	11	(14)
Benefits paid	(526)	(551)	(45)	(48)

Benefit obligation as of December 31	$7,280	$7,824	$398	$407

Change in fair value of plan assets:
Fair value of plan assets as of January 1	$6,296	$6,879	$567	$516
Actual return on plan assets	809	(62)	71	65
Lift-out transaction	(640)	—	—	—
Company contributions	28	30	21	30
Plan participants’ contributions	—	—	3	4
Benefits paid	(526)	(551)	(45)	(48)

Fair value of plan assets as of December 31	$5,967	$6,296	$617	$567

Funded Status:
Qualified plan	$(952)	$(1,165)	$—	$—
Non-qualified plans	(361)	(363)	—	—

Funded Status—Net asset (liability) as of December 31 (1)	$(1,313)	$(1,528)	$219	$160

Accumulated benefit obligation	$7,047	$7,572	$—	$—

Amounts Recognized in AOCI:
Prior service cost (credit)	$1	$2	$1	$1

(1)	The pension net liability is included in “Retirement benefits,” on the Consolid a ted Balance Sheets. The OPEB net asset is included in “Other” noncurrent assets on the Consolidated Balance Sheets.

Schedule of Target asset allocations for pension and OPEB portfolio
FirstEnergy’s target asset allocations for its pension and OPEB trust portfolios as of December 31, 2025 were as follows:

Target Asset Allocations
	Pension	OPEB
Equities	30%	50%
Fixed income	28.5%	50%
Alternative investments	5%	—%
Real estate	10%	—%
Private—equity and debt funds	20%	—%
Cash and derivatives	6.5%	—%

	100%	100%

Schedule of Estimated Future Benefit Payments
Taking into account estimated employee future service, FirstEnergy expects to make the following benefit payments from plan assets and other payments, net of participant contribution.

		OPEB
	Pension Benefit Payments	Benefit Payments (1)	Subsidy Receipts
	(In millions)
2026	$517	$40	$1
2027	522	39	1
2028	526	38	—
2029	530	37	—
2030	532	35	—
Years 2031-2035	2,660	155	2

(1)	Net of participant contributions.

Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Pension investments measured at fair value

	December 31, 2025				Asset Allocation
FirstEnergy	Level 1	Level 2	Level 3	Total
	(In millions)
Cash and short-term securities	$—	$402	$—	$402	7%
Public equity	1,976	6	—	1,982	33%
Fixed income	—	1,507	—	1,507	25%
Derivatives	(21)	18	—	(3)	—%

Total (1)	$1,955	$1,933	$—	$3,888	65%

Private—equity and debt funds (2)				1,278	22%
Insurance-linked securities (2)				7	—%
Hedge funds (2)				270	5%
Real estate funds (2)				498	8%

Total Investments				$5,941	100%

(1)
Excludes $26 million as of December 31, 2025, of receivables, payables, taxes, cash collateral for derivatives and accrued income associated with financial instruments reflected within the fair value table.

(2)	NAV used as a practical expedient to approximate fair value.

	December 31, 2024				Asset Allocation
FirstEnergy	Level 1	Level 2	Level 3	Total
	(In millions)
Cash and short-term securities	$—	$1,173	$—	$1,173	19%
Public equity	1,585	5	—	1,590	25%
Fixed income	—	1,425	—	1,425	23%
Derivatives	(95)	37	—	(58)	(1)%

Total (1)	$1,490	$2,640	$—	$4,130	66%

Private—equity and debt funds (2)				1,273	20%
Insurance-linked securities (2)				39	1%
Hedge funds (2)				253	4%
Real estate funds (2)				554	9%

Total Investments				$6,249	100%

(1)	Excludes $47 million as of December 31, 2024, of receivables, payables, taxes and accrued income associated with financial instruments reflected within the fair value table.
(2)	NAV used as a practical expedient to approximate fair value.

OPEB
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Pension investments measured at fair value
As of December 31, 2025, and 2024, the FirstEnergy OPEB trust investments measured at fair value were as follows:

	December 31, 202 5				Asset Allocation
FirstEnergy	Level 1	Level 2	Level 3	Total
	(In millions)
Cash and short-term securities	$—	$128	$—	$128	20%
Public equity	361	—	—	361	57%
Fixed income	—	141	—	141	23%

Total (1)	$361	$269	$—	$630	100%

(1)	Excludes $(13) million as of December 31, 2025, of receivables, payables, taxes and accrued income associated with financial instruments reflected within the fair value table.

	December 31, 2024				Asset Allocation
FirstEnergy	Level 1	Level 2	Level 3	Total
	(In millions)
Cash and short-term securities	$—	$112	$—	$112	20%
Public equity	314	—	—	314	55%
Fixed income:	—	146	—	146	25%

Total (1)	$314	$258	$—	$572	100%

(1)	Excludes $(5) million as of December 31, 2024, of receivables, payables, taxes and accrued income associated with financial instruments reflected within the fair value table.